SALES (Details) - CAD ($)	3 Months Ended		6 Months Ended		18 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2018
Disclosure Of Sales By Product Line [Line Items]
Total	$ 5,070,107	$ 284,262	$ 7,679,666	$ 657,480	$ 657,480
Dried Cannabis
Disclosure Of Sales By Product Line [Line Items]
Total	2,789,666	136,408	5,064,897		288,659
Cannabis Oils
Disclosure Of Sales By Product Line [Line Items]
Total	2,182,174	141,308	2,514,701		355,180
Other
Disclosure Of Sales By Product Line [Line Items]
Total	$ 98,267	$ 6,546	$ 100,068		$ 13,641